UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York           July 29, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTIFICATION

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     122

Form 13F Information Table Value Total:     $398,631


List of Other Included Managers:  None


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                                                  Hovey, Youngman Associates, Inc.
                                                              FORM 13F
                                                            June 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Southern Co. Capital Trust V   PFD              842637209      908    39500 SH       Sole                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2197   146500 SH       Sole                   146500
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       Sole                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       Sole                    40000
ZymeQuest Series C Convertible PFD CV                         5790   579000 SH       Sole                   579000
Zymequest 8.00% Convertible Pr PFD CV                         2544   254400 SH       Sole                   254400
A T & T Corp Com Lib Grp A     COM              001957208      970    26400 SH       Sole                    26400
Abbott Labs                    COM              002824100      998    22000 SH       Sole                    22000
Alkermes                       COM              01642T108     1905    82400 SH       Sole                    82400
American Express               COM              025816109     2249    17280 SH       Sole                    17280
American Int'l Group           COM              026874107    67101   572287 SH       Sole                   572287
American Tel & Tel             COM              001957109     9001   161265 SH       Sole                   161265
Apple Computer                 COM              037833100      278     6000 SH       Sole                     6000
B P Amoco Plc Spons Adr        COM              055622104      456     4200 SH       Sole                     4200
Bank of Somerset Hills         COM              063913107      177    12500 SH       Sole                    12500
BankBoston Corp.               COM              06605R106      775    15150 SH       Sole                    15150
Bell Atlantic                  COM              077853109      255     3902 SH       Sole                     3902
BellSouth                      COM              079860102      405     8780 SH       Sole                     8780
Boston House                   COM                             350     3500 SH       Sole                     3500
Bristol Myers Squibb           COM              110122108      801    11368 SH       Sole                    11368
                                                                85     1200 SH       Other                                      1200
CVS Corp.                      COM              126650100     1312    25850 SH       Sole                    25850
                                                                76     1500 SH       Other                                      1500
Cendant Corp.                  COM              151313103     8072   393775 SH       Sole                   393775
                                                                41     2000 SH       Other                                      2000
Chase Manhattan Corp           COM              16161A108     1802    20828 SH       Sole                    20828
Cintas Corp.                   COM              172908105     3450    51350 SH       Sole                    51350
                                                                67     1000 SH       Other                                      1000
Cisco Sys Inc                  COM              17275R102    23861   370304 SH       Sole                   370304
                                                               174     2700 SH       Other                                      2700
Citigroup Inc.                 COM              172967101     1617    34050 SH       Sole                    34050
                                                                64     1350 SH       Other                                      1350
Coca Cola                      COM              191216100      976    15750 SH       Sole                    15750
Cognetix, Inc.                 COM                            1155   420000 SH       Sole                   420000
Composite Materials Common     COM                           10423  1042340 SH       Sole                  1042340
DuPont E I De Nemours          COM              263534109     1045    15294 SH       Sole                    15294
E M C Corp                     COM              268648102    21712   394755 SH       Sole                   394755
                                                                66     1200 SH       Other                                      1200
Elan PLC                       COM              284131208    10059   362490 SH       Sole                   362490
                                                                78     2800 SH       Other                                      2800
Evans Cooling Systems, Inc.    COM                             160    18229 SH       Sole                    18229
Exxon                          COM              302290101     5930    76887 SH       Sole                    76887
                                                                77     1000 SH       Other                                      1000
Fannie Mae                     COM              313586109      942    13800 SH       Sole                    13800
Fiberchem Inc                  COM              315633305        3    20000 SH       Sole                    20000
Fifth Third Bancorp            COM              316773100      418     6273 SH       Sole                     6273
Focal Inc                      COM              343909107      693    92450 SH       Sole                    92450
G T E Corp.                    COM              362320103     8401   111276 SH       Sole                   111276
General Electric               COM              369604103    36371   321867 SH       Sole                   321867
                                                                90      800 SH       Other                                       800
General Motors Corp. Cl H New  COM              370442832      225     4000 SH       Sole                     4000
Gillette Co                    COM              375766102      498    12150 SH       Sole                    12150
Globalstar Telecommunications  COM              G3930H104     6067   261650 SH       Sole                   261650
Hewlett Packard                COM              428236103      133     1320 SH       Sole                     1320
                                                               121     1200 SH       Other                                      1200
Home Depot                     COM              437076102     1830    28400 SH       Sole                    28400
                                                                77     1200 SH       Other                                      1200
Household Intl. Inc.           COM              441815107      157     3319 SH       Sole                     3319
                                                                72     1519 SH       Other                                      1519
Int'l Bus Machines             COM              459200101    24944   192992 SH       Sole                   192992
                                                               310     2400 SH       Other                                      2400
Intel Corp                     COM              458140100     2253    37860 SH       Sole                    37860
                                                               131     2200 SH       Other                                      2200
Johnson & Johnson              COM              478160104    13506   137815 SH       Sole                   137815
Koninklijke Philips El Spnsrd  COM              500472204     3596    35653 SH       Sole                    35653
                                                                74      736 SH       Other                                       736
Loral Space & Communications   COM              G56462107    10650   591650 SH       Sole                   591650
Lucent Technologies            COM              549463107      776    11504 SH       Sole                    11504
                                                                81     1200 SH       Other                                      1200
MCI WorldCom Inc.              COM              55268B106     3362    39065 SH       Sole                    39065
                                                               120     1400 SH       Other                                      1400
McDonalds Corp                 COM              580135101      173     4200 SH       Sole                     4200
                                                                49     1200 SH       Other                                      1200
Medtronic Inc.                 COM              585055106      343     4400 SH       Sole                     4400
                                                               101     1300 SH       Other                                      1300
Merck                          COM              589331107    14131   191930 SH       Sole                   191930
Microsoft Corp.                COM              594918104     5869    65080 SH       Sole                    65080
                                                               289     3200 SH       Other                                      3200
Milkhaus Labs, Inc.            COM                            4875   325000 SH       Sole                   325000
Mobil                          COM              607059102     5960    60358 SH       Sole                    60358
                                                                69      700 SH       Other                                       700
Modine Mfg. Co.                COM              607828100      974    29900 SH       Sole                    29900
Molex Cl A                     COM              608554200     8931   283518 SH       Sole                   283518
Morgan J P & Co.               COM              616880100      910     6475 SH       Sole                     6475
                                                                56      400 SH       Other                                       400
Motorola Inc.                  COM              620076109      237     2500 SH       Sole                     2500
Nutri Bevco Inc.               COM              670609106        0    17000 SH       Sole                    17000
Pan Smak                       COM              697921104      108  1350000 SH       Sole                  1350000
Petroleum Geo-Svcs A/S Spons A COM              716597109      402    27000 SH       Sole                    27000
                                                                22     1500 SH       Other                                      1500
Pfizer                         COM              717081103     1155    10600 SH       Sole                    10600
Philip Morris                  COM              718154107      501    12475 SH       Sole                    12475
Procter & Gamble               COM              742718109     1728    19365 SH       Sole                    19365
                                                               112     1253 SH       Other                                      1253
Roche Holdings Ltd ADR         COM              771195104      210     2000 SH       Sole                     2000
Royal Dutch                    COM              780257804     1315    21830 SH       Sole                    21830
S B C Communications           COM              78387G103      352     6075 SH       Sole                     6075
Schlumberger                   COM              806857108      182     2860 SH       Sole                     2860
                                                                25      400 SH       Other                                       400
Smithkline Beecham PLC ADR Rep COM              832378301     1430    21650 SH       Sole                    21650
Sun Microsystems               COM              866810104      317     4600 SH       Sole                     4600
Texas Instruments              COM              882508104     9490    65900 SH       Sole                    65900
                                                               173     1200 SH       Other                                      1200
Twentieth Century Indus        COM              901272203     1073    58000 SH       Sole                    58000
Tyco Intl. Ltd. New            COM              902124106    14829   156510 SH       Sole                   156510
                                                               180     1900 SH       Other                                      1900
Unisys Corp                    COM              909214108     5924   152145 SH       Sole                   152145
                                                                31      800 SH       Other                                       800
Unit Corp.                     COM              909218109     2112   260000 SH       Sole                   260000
Vicor Corp                     COM              925815102     1146    54100 SH       Sole                    54100
Vodafone Airtouch Plc Spons Ad COM              92857T107      252     1280 SH       Sole                     1280
                                                                49      250 SH       Other                                       250
Wal Mart Stores                COM              931142103      203     4200 SH       Sole                     4200
Wells Fargo & Co.              COM              949746101      457    10696 SH       Sole                    10696
XL Capital Ltd Cl A            COM              G98255105      252     4469 SH       Sole                     4469
Zweig Fund                     COM              989834106      464    41700 SH       Sole                    41700
ZymeQuest                      COM                            3214   321400 SH       Sole                   321400
Harbor Capital Appreciation Fd                  411511504      420 9409.686 SH       Sole                 9409.686
Mutual Qualified Fund Class Z                   628380206     103655586.623 SH       Sole                55586.623
Vanguard/Windsor Fd II                          922018205      38911841.281 SH       Sole                11841.281
Fiberchem Inc. Warrant Class E WT               315633180        0    10000 SH       Sole                    10000
Pan Smak $.25-6/24/99 $.30-6/2 WT               697921906       22   450000 SH       Sole                   450000
REPORT SUMMARY                122 DATA RECORDS              398631            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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